6. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Narrative
Loan outstanding balance	$ 65,292	$ 65,292
Research and Development	397,136	432,008
Rent expense	9,845	$ 12,832
Interest expense and related accrued interest payable	$ 1,959